Unaudited Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents		$ 15,235,345	$ 1,395,945
Restricted cash		1,382,495	2,224,722
Accounts receivable, net		12,683,120	8,936,315
Notes receivable		238,211	835,090
Inventories, net		25,273,067	15,843,546
Due from related parties		329,243	617,324
Prepaid expenses and other current assets		5,937,974	5,962,953
TOTAL CURRENT ASSETS		61,079,455	35,815,895
NON-CURRENT ASSETS
Long term prepayments and other non-current assets		1,470,746	1,524,494
Plant, property and equipment, net		62,149,797	65,561,251
Intangible assets, net		75,652	80,940
Long-term investments		1,920,395	1,879,986
Finance lease right-of-use assets		5,522,960	5,968,268
TOTAL NON-CURRENT ASSETS		80,484,351	84,688,635
TOTAL ASSETS		141,563,806	120,504,530
CURRENT LIABILITIES
Accounts payable		44,342,437	33,872,581
Note payable		2,751,459	4,148,265
Short-term loan		4,816,160	7,042,353
Deferred revenue		593,839	349,314
Deferred government subsidy		2,752,092	2,816,941
Income taxes payable		479,988	501,372
Finance lease liabilities, current		2,583,970	2,610,633
Long-term loan, current		452,869	478,880
Long-term payable, current		3,773,019	4,710,644
Consideration payable, current		588,585	591,369
Accrued expenses and other current liabilities		1,692,850	1,561,051
TOTAL CURRENT LIABILITIES		70,584,403	63,488,418
NON-CURRENT LIABILITIES
Long-term loan, non-current		27,007,382	3,507,092
Finance lease liabilities, non-current		942,575	2,295,339
Long term payable, non-current		1,199,703	2,983,062
Consideration payable, non-current		2,689,307	2,703,528
Deferred tax liabilities, net		190,609	195,327
TOTAL NON-CURRENT LIABILITIES		32,029,576	11,684,348
TOTAL LIABILITES		102,613,979	75,172,766
MEZZANINE EQUITY
Redeemable non-controlling interest			34,543,186
EQUITY
Additional paid-in capital		32,244,383	32,620,568
Statutory reserves		2,477,940	2,477,940
Accumulated deficits		(34,918,489)	(30,467,027)
Accumulated other comprehensive loss		(2,560,632)	(1,989,087)
TOTAL SHAREHOLDERS’ (DEFICIT) EQUITY ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS		(2,754,184)	2,645,008
Non-controlling interests		41,704,011	8,143,570
TOTAL EQUITY		38,949,827	10,788,578
TOTAL LIABILITIES, MEZZANINE EQUITY AND TOTAL EQUITY		141,563,806	120,504,530
Land use rights
NON-CURRENT ASSETS
Land use rights, net		9,344,801	9,673,696
Related Party
CURRENT ASSETS
Due from related parties		329,243	617,324
CURRENT LIABILITIES
Deferred revenue - related parties			340,850
Due to related parties		5,757,135	4,464,165
Class A Ordinary Shares
EQUITY
Ordinary shares	[1]	1,957	1,957
Class B Ordinary Shares
EQUITY
Ordinary shares	[1]	$ 657	$ 657

[1]	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 21).